Form 24F-2
Annual Notice of Securities Sold Pursuant to Rule 24F-2
December 31, 1999

1.  Name and address of issuer:
     Security Equity Separate Account 26
     84 Business Park Dr.
     Armonk, NY  10504

2.  Name of each series or class of funds for which this notice is filed:

     Money Market Fund
     Variable Strategic Income Fund
     US Government Income Fund
     AIM V.I. Money Market
     AIM V.I. Diversified Income
     AIM V.I. Government Securities

3.  Investment Company Act File Number:
     811-8888
    Securities Act File Number
     33-87248
4.  Last day of fiscal year for which this notice is filed:
     12/31/99

5.  Calculation of registration fee:
     (i)   Aggregate sale price of securities sold during fiscal year
            941499

     (ii)  Aggregate price of securities redeemed or repurchased
            849605

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission
            36721

     (iv)  Total available redemption credits (add Items 5(ii)&(iii)
            886326

     (v)   Net sales (if item 5(i) is greater than item 5(iv) subtract item 5(iv) from item 5(i)
            55173

     (vi) Redemption credits available for use in future years (if item 5(i) is less than item 5(iv) subtract item 5(iv) from item 5(i)
            N/A

     (vii) Multiplier for determining registration fee
            .000264

     (viii)Registration fee due (multiply item 5(v) by item 5(vii)
            14.57

6.  Prepaid Shares:
     N/A

7. Interest due - if this form is being filed more than 90 days after the end of the issuer's fiscal year:
     N/A

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7:
     14.57

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
     3/30/00